UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2006

Item 1. Reports to Stockholders

Fidelity ®
Institutional
Short-Intermediate
Government Fund

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly report, semiannual report, or annual report on Fidelity's web site at http://fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Actual	$ 1,000.00	$ 1,009.10	$ 2.25
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.69	$ 2.27

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Coupon Distribution as of May 31, 2006
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	11.7	10.0
2 - 2.99%	0.0	26.7
3 - 3.99%	23.4	17.9
4 - 4.99%	34.8	24.4
5 - 5.99%	14.2	9.6
6 - 6.99%	10.6	7.4
7% and over	1.5	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of May 31, 2006
6 months ago
Years	3.0	3.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2006
6 months ago
Years	2.1	2.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of May 31, 2006	As of November 30, 2005
Mortgage Securities 12.3%	Mortgage Securities 8.9%
CMOs and Other Mortgage Related Securities 12.9%	CMOs and Other Mortgage Related Securities 11.2%
U.S. Treasury Obligations 34.0%	U.S. Treasury Obligations 31.7%
U.S. Government Agency Obligations 35.3%	U.S. Government Agency Obligations 44.9%
Asset-Backed Securities 1.0%	Asset-Backed Securities 0.8%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 2.5%

Semiannual Report

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.3%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 35.3%
Fannie Mae:
4.5% 10/15/08	$ 6,347,000	$ 6,235,185
4.625% 1/15/08	47,000,000	46,485,303
4.75% 12/15/10	19,500,000	19,005,168
5.5% 3/15/11	2,790,000	2,801,453
6.25% 2/1/11	575,000	591,208
6.375% 6/15/09	14,370,000	14,789,159
Federal Home Loan Bank:
4.5% 10/14/08	2,240,000	2,199,120
5.8% 9/2/08	11,605,000	11,690,065
Freddie Mac:
4.25% 7/15/09	8,333,000	8,076,260
5.875% 3/21/11	475,000	480,946
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,629,888
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	980,769	1,015,096
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		115,998,851
U.S. Treasury Inflation Protected Obligations - 11.6%
U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10	40,280,754	38,219,482
U.S. Treasury Obligations - 22.4%
U.S. Treasury Notes:
3.375% 9/15/09	21,407,000	20,349,195
3.75% 5/15/08	52,638,000	51,391,958
4.375% 12/15/10	2,000,000	1,946,718
TOTAL U.S. TREASURY OBLIGATIONS		73,687,871
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $232,756,013)		227,906,204
U.S. Government Agency - Mortgage Securities - 12.3%

Fannie Mae - 10.7%
3.733% 1/1/35 (a)	105,400	103,332
3.749% 12/1/34 (a)	67,494	66,254
3.752% 10/1/33 (a)	64,824	63,096
3.775% 12/1/34 (a)	13,816	13,564
3.791% 6/1/34 (a)	299,383	288,686
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
3.824% 6/1/33 (a)	$ 51,574	$ 50,513
3.827% 1/1/35 (a)	65,932	64,792
3.847% 1/1/35 (a)	189,901	186,410
3.854% 10/1/33 (a)	1,201,976	1,173,994
3.869% 1/1/35 (a)	117,363	115,323
3.88% 6/1/33 (a)	280,743	274,904
3.901% 10/1/34 (a)	78,098	76,841
3.917% 12/1/34 (a)	56,482	55,513
3.947% 11/1/34 (a)	133,030	130,915
3.949% 1/1/35 (a)	85,019	83,584
3.955% 5/1/33 (a)	25,594	25,127
3.97% 12/1/34 (a)	68,968	67,856
3.978% 12/1/34 (a)	91,768	90,301
3.983% 12/1/34 (a)	435,481	428,526
3.995% 1/1/35 (a)	53,308	52,431
4% 8/1/18	1,009,182	936,541
4.001% 12/1/34 (a)	34,558	34,007
4.003% 5/1/34 (a)	17,795	17,784
4.003% 2/1/35 (a)	55,424	54,516
4.013% 1/1/35 (a)	121,982	120,047
4.039% 10/1/18 (a)	55,170	54,030
4.04% 12/1/34 (a)	109,260	107,630
4.041% 2/1/35 (a)	50,278	49,486
4.049% 1/1/35 (a)	38,934	38,310
4.051% 1/1/35 (a)	49,440	48,699
4.065% 4/1/33 (a)	22,470	22,145
4.072% 1/1/35 (a)	113,165	111,391
4.082% 2/1/35 (a)	105,586	103,980
4.088% 2/1/35 (a)	37,006	36,419
4.092% 2/1/35 (a)	34,371	33,863
4.106% 1/1/35 (a)	119,553	117,731
4.108% 2/1/35 (a)	211,680	208,615
4.113% 11/1/34 (a)	89,276	88,004
4.115% 2/1/35 (a)	144,610	142,380
4.118% 1/1/35 (a)	115,337	113,638
4.123% 1/1/35 (a)	211,589	208,441
4.144% 1/1/35 (a)	173,795	172,254
4.153% 2/1/35 (a)	106,411	104,847
4.171% 1/1/35 (a)	213,927	211,051
4.172% 1/1/35 (a)	106,371	104,857
4.175% 1/1/35 (a)	142,077	137,622
4.181% 11/1/34 (a)	24,235	23,913
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.188% 10/1/34 (a)	$ 176,574	$ 174,882
4.205% 1/1/35 (a)	51,966	51,247
4.222% 3/1/34 (a)	57,636	56,307
4.246% 1/1/34 (a)	152,282	149,109
4.25% 2/1/35 (a)	63,207	61,317
4.268% 2/1/35 (a)	32,952	32,523
4.276% 3/1/35 (a)	56,957	56,144
4.278% 8/1/33 (a)	133,314	131,416
4.287% 7/1/34 (a)	51,954	51,595
4.287% 12/1/34 (a)	35,077	34,650
4.292% 3/1/33 (a)	68,825	67,946
4.299% 5/1/35 (a)	86,942	85,858
4.308% 10/1/33 (a)	26,600	26,140
4.316% 3/1/33 (a)	40,324	39,155
4.33% 6/1/33 (a)	29,159	28,773
4.336% 9/1/34 (a)	81,514	81,136
4.348% 9/1/34 (a)	183,383	182,402
4.351% 9/1/34 (a)	504,557	504,022
4.356% 4/1/35 (a)	37,430	36,925
4.357% 1/1/35 (a)	62,984	61,235
4.362% 2/1/34 (a)	156,943	153,933
4.389% 11/1/34 (a)	919,509	909,542
4.389% 1/1/35 (a)	72,306	71,434
4.397% 2/1/35 (a)	99,110	96,346
4.397% 5/1/35 (a)	192,628	189,983
4.398% 10/1/34 (a)	278,550	271,857
4.433% 10/1/34 (a)	326,092	324,184
4.434% 4/1/34 (a)	95,900	94,598
4.44% 3/1/35 (a)	103,145	100,441
4.466% 8/1/34 (a)	200,137	196,403
4.474% 5/1/35 (a)	76,363	75,416
4.488% 1/1/35 (a)	88,597	87,704
4.497% 8/1/34 (a)	129,445	129,414
4.524% 2/1/35 (a)	742,737	730,407
4.536% 2/1/35 (a)	62,737	62,104
4.538% 7/1/34 (a)	72,801	72,491
4.54% 2/1/35 (a)	424,371	420,199
4.545% 7/1/35 (a)	230,716	227,823
4.547% 2/1/35 (a)	44,591	44,161
4.557% 1/1/35 (a)	125,574	124,380
4.562% 9/1/34 (a)	217,331	216,049
4.577% 9/1/34 (a)	1,441,447	1,411,465
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.58% 4/1/33 (a)	$ 672,300	$ 665,644
4.581% 8/1/34 (a)	75,708	75,434
4.582% 7/1/36 (a)	415,174	413,024
4.584% 7/1/35 (a)	164,277	162,265
4.587% 2/1/35 (a)	218,229	213,196
4.615% 7/1/34 (a)	1,754,756	1,741,139
4.619% 9/1/34 (a)	16,484	16,452
4.633% 3/1/35 (a)	27,412	27,184
4.64% 1/1/33 (a)	40,097	39,759
4.678% 3/1/35 (a)	520,635	516,272
4.7% 3/1/35 (a)	120,219	117,703
4.705% 10/1/32 (a)	10,465	10,413
4.725% 7/1/34 (a)	198,106	194,794
4.727% 1/1/35 (a)	221,012	219,407
4.731% 2/1/33 (a)	11,855	11,768
4.731% 10/1/34 (a)	179,015	175,950
4.732% 10/1/32 (a)	16,030	16,166
4.746% 1/1/35 (a)	15,019	14,907
4.794% 12/1/32 (a)	84,679	84,395
4.798% 12/1/34 (a)	66,941	65,848
4.811% 6/1/35 (a)	221,788	219,839
4.82% 8/1/34 (a)	63,204	62,910
4.824% 2/1/33 (a)	86,148	85,593
4.837% 11/1/34 (a)	149,985	147,608
4.873% 10/1/34 (a)	540,878	532,916
4.875% 10/1/35 (a)	158,126	155,836
4.969% 12/1/32 (a)	5,631	5,606
4.989% 11/1/32 (a)	44,135	44,164
4.996% 2/1/35 (a)	23,824	23,726
5.035% 7/1/34 (a)	34,011	33,653
5.063% 11/1/34 (a)	14,240	14,187
5.079% 9/1/34 (a)	454,639	449,679
5.096% 9/1/34 (a)	49,045	48,528
5.103% 5/1/35 (a)	431,143	429,566
5.175% 5/1/35 (a)	190,212	188,312
5.177% 5/1/35 (a)	437,477	433,119
5.192% 8/1/33 (a)	86,076	85,522
5.199% 6/1/35 (a)	302,144	301,437
5.218% 5/1/35 (a)	508,289	503,578
5.231% 3/1/35 (a)	39,838	39,533
5.303% 7/1/35 (a)	39,223	39,155
5.347% 12/1/34 (a)	101,590	101,102
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
5.5% 1/1/09 to 6/1/20	$ 6,184,386	$ 6,097,872
5.507% 2/1/36 (a)	818,103	813,120
5.636% 1/1/36 (a)	229,869	229,343
6% 5/1/16 to 10/1/16	866,527	871,960
6.5% 6/1/15 to 3/1/35	2,301,451	2,329,720
7% 6/1/12 to 6/1/31	543,822	555,471
8% 8/1/09	10,430	10,514
9% 2/1/13 to 8/1/21	207,056	219,662
9.5% 5/1/09 to 11/1/21	13,886	14,436
10.5% 5/1/10 to 8/1/20	39,961	43,549
11% 11/1/10 to 9/1/14	239,492	257,195
11.5% 11/1/15 to 7/15/19	176,317	197,247
12% 4/1/15	14,435	16,631
12.5% 3/1/16	9,220	10,386
		35,131,674
Freddie Mac - 1.3%
4.049% 12/1/34 (a)	66,992	65,703
4.105% 12/1/34 (a)	99,180	97,365
4.141% 1/1/35 (a)	312,590	306,973
4.269% 3/1/35 (a)	89,322	87,846
4.29% 5/1/35 (a)	153,924	151,505
4.302% 12/1/34 (a)	79,295	76,796
4.343% 2/1/35 (a)	194,437	191,464
4.443% 2/1/34 (a)	94,949	92,912
4.443% 3/1/35 (a)	91,866	89,061
4.46% 6/1/35 (a)	164,663	161,938
4.468% 3/1/35 (a)	103,784	100,778
4.547% 2/1/35 (a)	162,630	158,115
4.768% 10/1/32 (a)	12,305	12,189
4.868% 3/1/33 (a)	31,023	30,772
5% 9/1/35	14,454	13,540
5.006% 4/1/35 (a)	494,459	490,681
5.069% 9/1/32 (a)	225,219	224,566
5.14% 4/1/35 (a)	312,968	308,590
5.33% 6/1/35 (a)	229,535	227,540
5.406% 8/1/33 (a)	46,275	46,348
5.5% 11/1/20	27,714	27,276
5.549% 4/1/32 (a)	16,626	16,743
5.571% 1/1/36 (a)	397,292	394,293
6.5% 5/1/08	24,813	25,186
7.5% 11/1/12	164,699	168,655
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
8% 9/1/07 to 12/1/09	$ 46,071	$ 46,347
8.5% 7/1/06 to 6/1/14	67,229	67,904
9% 12/1/07 to 12/1/18	69,596	73,915
9.5% 2/1/17 to 12/1/22	251,767	271,548
10% 1/1/09 to 6/1/20	47,913	50,524
10.5% 9/1/20 to 5/1/21	21,334	22,418
11% 12/1/11	1,771	1,892
11.5% 10/1/15	4,902	5,531
12% 9/1/11 to 11/1/19	21,643	24,329
12.25% 11/1/14	23,967	27,274
12.5% 8/1/10 to 6/1/19	196,801	219,877
		4,378,394
Government National Mortgage Association - 0.3%
8% 11/15/09 to 12/15/23	784,584	809,628
8.5% 5/15/16 to 3/15/17	48,894	51,947
10.5% 1/15/16 to 1/15/18	142,198	159,732
11% 10/20/13	1,895	2,107
12.5% 11/15/14	59,103	68,976
13.5% 7/15/11	5,104	5,764
		1,098,154
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $41,157,123)		40,608,222
Asset-Backed Securities - 1.0%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.2313% 9/25/35 (a) (Cost $3,350,000)	3,350,000	3,358,103
Collateralized Mortgage Obligations - 12.7%

U.S. Government Agency - 12.7%
Fannie Mae:
floater Series 1994-42 Class FK, 4.52% 4/25/24 (a)	1,933,880	1,889,673
planned amortization class:
Series 2003-24 CLass PB, 4.5% 12/25/12	813,299	805,025
Series 2003-39 Class PV, 5.5% 9/25/22	1,010,000	998,859
sequential pay:
Series 1993-238 Class C, 6.5% 12/25/08	2,253,040	2,255,567
Series 1999-25 Class Z, 6% 6/25/29	3,610,074	3,600,650
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.0613% 8/25/31 (a)	$ 514,105	$ 527,810
Series 2002-49 Class FB, 5.6894% 11/18/31 (a)	758,368	763,513
Series 2002-60 Class FV, 6.0813% 4/25/32 (a)	162,380	167,833
Series 2002-68 Class FH, 5.5806% 10/18/32 (a)	634,667	643,932
Series 2002-74 Class FV, 5.5313% 11/25/32 (a)	1,857,236	1,872,133
Series 2002-75 Class FA, 6.0813% 11/25/32 (a)	332,635	344,134
Series 2003-122 Class FL, 5.4313% 7/25/29 (a)	275,270	277,105
Series 2003-131 Class FM, 5.4813% 12/25/29 (a)	189,683	190,431
Series 2003-15 Class WF, 5.4313% 8/25/17 (a)	333,087	334,503
Series 2004-33 Class FW, 5.4813% 8/25/25 (a)	472,568	474,269
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	200,984	200,340
Series 2002-16 Class PG, 6% 4/25/17	670,000	676,046
Series 2003-91 Class HA, 4.5% 11/25/16	1,000,000	973,436
sequential pay Series 2005-4 Class ED, 5% 6/25/27	3,433,333	3,378,948
Series 2002-50 Class LE, 7% 12/25/29	53,573	53,796
Series 2002-56 Class MC, 5.5% 9/25/17	238,107	236,742
Series 2005-69 Class ZL, 4.5% 8/25/25	248,287	247,317
Freddie Mac:
floater:
Series 2344 Class FP, 6.0306% 8/15/31 (a)	302,319	310,338
Series 3028 Class FM, 5.3306% 9/15/35 (a)	1,477,407	1,473,478
Series 2356 Class GD, 6% 9/15/16	271,801	273,829
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.0606% 1/15/32 (a)	622,437	640,051
Class PF, 6.0606% 12/15/31 (a)	585,000	602,262
Series 2410 Class PF, 6.0606% 2/15/32 (a)	1,256,610	1,294,202
Series 2412 Class GF, 6.0306% 2/15/32 (a)	248,316	255,478
Series 2526 Class FC, 5.4806% 11/15/32 (a)	526,261	528,376
Series 2530 Class FE, 5.6806% 2/15/32 (a)	424,999	431,287
Series 2861:
Class GF, 5.3806% 1/15/21 (a)	260,570	260,809
Class JF, 5.3806% 4/15/17 (a)	429,972	430,671
Series 2994 Class FB, 5.2306% 6/15/20 (a)	386,535	385,484
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	351,208	351,935
Series 2461 Class PG, 6.5% 1/15/31	21,081	21,049
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2640 Class GR, 3% 3/15/10	$ 217,086	$ 216,261
Series 2752 Class PW, 4% 4/15/22	1,130,000	1,100,832
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	1,490,495	1,546,497
Series 2608 Class FJ, 5.4806% 3/15/17 (a)	797,706	800,873
Series 2617 Class GW, 3.5% 6/15/16	1,128,885	1,093,966
Series 2638 Class FA, 5.4806% 11/15/16 (a)	740,219	743,327
Series 2644 Class EF, 5.4306% 2/15/18 (a)	834,634	837,857
Series 2672 Class HA, 4% 9/15/16	1,380,078	1,323,032
Series 2675 Class CB, 4% 5/15/16	1,114,247	1,070,629
Series 2683 Class JA, 4% 10/15/16	1,132,174	1,085,559
Series 2866 Class N, 4.5% 12/15/18	680,000	660,270
Series 3013 Class VJ, 5% 1/15/14	1,214,239	1,192,849
Series 2363 Class PF, 6% 9/15/16	367,118	369,648
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	1,465,000	1,415,867
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,205,639)		41,628,778
Commercial Mortgage Securities - 0.2%

Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 6.0806% 3/15/32 (a) (Cost $796,299)	781,321	804,652
Cash Equivalents - 3.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.05%, dated 5/31/06 due 6/1/06 (Cost $12,032,000)	$ 12,033,687	12,032,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $332,297,074)		326,337,959
NET OTHER ASSETS - 0.8%		2,697,529
NET ASSETS - 100%		$ 329,035,488
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $16,269,036 of which $5,799,739, $4,168,919, $1,483,869 and $4,816,509 will expire on November 30, 2007, 2008, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $12,032,000) - See accompanying schedule: Unaffiliated issuers (cost $332,297,074)		$ 326,337,959
Cash		40
Receivable for investments sold		85,678
Receivable for fund shares sold		215,998
Interest receivable		2,761,017
Total assets		329,400,692

Liabilities
Payable for fund shares redeemed	$ 212,962
Distributions payable	28,298
Accrued management fee	122,997
Other affiliated payables	947
Total liabilities		365,204

Net Assets		$ 329,035,488
Net Assets consist of:
Paid in capital		$ 352,735,019
Undistributed net investment income		1,238,467
Accumulated undistributed net realized gain (loss) on investments		(18,978,883)
Net unrealized appreciation (depreciation) on investments		(5,959,115)
Net Assets, for 34,934,880 shares outstanding		$ 329,035,488
Net Asset Value, offering price and redemption price per share ($329,035,488 ÷ 34,934,880 shares)		$ 9.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2006 (Unaudited)

Investment Income
Interest		$ 7,721,408

Expenses
Management fee	$ 825,009
Independent trustees' compensation	776
Miscellaneous	392
Total expenses before reductions	826,177
Expense reductions	(20,678)	805,499
Net investment income		6,915,909
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,680,624)
Change in net unrealized appreciation (depreciation) on investment securities		(708,148)
Net gain (loss)		(3,388,772)
Net increase (decrease) in net assets resulting from operations		$ 3,527,137

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2006 (Unaudited)	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,915,909	$ 14,278,548
Net realized gain (loss)	(2,680,624)	(4,811,472)
Change in net unrealized appreciation (depreciation)	(708,148)	(3,297,566)
Net increase (decrease) in net assets resulting from operations	3,527,137	6,169,510
Distributions to shareholders from net investment income	(7,313,747)	(12,781,978)
Share transactions Proceeds from sales of shares	39,435,490	89,442,606
Reinvestment of distributions	7,040,748	12,059,991
Cost of shares redeemed	(142,340,332)	(151,985,452)
Net increase (decrease) in net assets resulting from share transactions	(95,864,094)	(50,482,855)
Total increase (decrease) in net assets	(99,650,704)	(57,095,323)

Net Assets
Beginning of period	428,686,192	485,781,515
End of period (including undistributed net investment income of $1,238,467 and undistributed net investment income of $1,636,305, respectively)	$ 329,035,488	$ 428,686,192
Other Information Shares
Sold	4,166,652	9,316,942
Issued in reinvestment of distributions	743,444	1,257,918
Redeemed	(15,008,022)	(15,856,373)
Net increase (decrease)	(10,097,926)	(5,281,513)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 9.65	$ 9.71	$ 9.71	$ 9.51	$ 9.19
Income from Investment Operations
Net investment income D	.179	.293	.225	.236	.376 F	.562
Net realized and unrealized gain (loss)	(.093)	(.160)	(.060)	.004	.206 F	.329
Total from investment operations	.086	.133	.165	.240	.582	.891
Distributions from net investment income	(.186)	(.263)	(.225)	(.240)	(.382)	(.571)
Net asset value, end of period	$ 9.42	$ 9.52	$ 9.65	$ 9.71	$ 9.71	$ 9.51
Total Return B, C	.91%	1.39%	1.71%	2.48%	6.25%	9.96%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.44% A	.44%	.45%	.44%	.45%	.44%
Net investment income	3.77% A	3.05%	2.31%	2.42%	3.92% F	5.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 329,035	$ 428,686	$ 485,782	$ 527,063	$ 501,942	$ 406,591
Portfolio turnover rate	167% A	96%	165%	289%	219%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Institutional Short-Intermediate Government Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 236,130
Unrealized depreciation	(5,838,175)
Net unrealized appreciation (depreciation)	$ (5,602,045)
Cost for federal income tax purposes	$ 331,940,004

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $392 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $1,249.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's management fee. During the period, these credits reduced the fund's management fee by $20,678.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Institutional Short-Intermediate Government Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

ISIG-USAN-0706
1.786814.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Real Estate High Income

Fund

Semiannual Report

May 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call Fidelity (collect) at 1-617-563-6414 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on the fund, including charges and expenses, call Fidelity (collect) at 617-563-6414 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period* December 1, 2005 to May 31, 2006
Actual	$ 1,000.00	$ 1,028.10	$ 4.20
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.79	$ 4.18

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of May 31, 2006	As of November 30, 2005
AAA,AA,A 7.9%	AAA,AA,A 5.2%
BBB 20.7%	BBB 17.5%
BB 36.8%	BB 44.8%
B 16.6%	B 18.1%
CCC,CC,C 2.3%	CCC,CC,C 2.0%
Not Rated 4.2%	Not Rated 3.4%
Equities 7.1%	Equities 6.9%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Where neither Moody's or S&P ratings are available, we have used Fitch ratings.

Asset Allocation (% of fund's net assets)
As of May 31, 2006	As of November 30, 2005
CMOs and Other Mortgage Related Securities 67.9%	CMOs and Other Mortgage Related Securities 73.9%
Asset-Backed Securities 10.1%	Asset-Backed Securities 8.8%
Nonconvertible Bonds 6.9%	Nonconvertible Bonds 4.7%
Convertible Bonds, Preferred Stocks 7.0%	Convertible Bonds, Preferred Stocks 6.8%
Common Stocks 0.1%	Common Stocks 0.1%
Floating Rate Loans 2.3%	Floating Rate Loans 2.1%
Other Investments 1.3%	Other Investments 1.5%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 2.1%

Semiannual Report

Investments May 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.9%
		Principal Amount (c)	Value (Note 1)
Diversified Financial Services - 0.7%
Thornburg Mortgage, Inc. 8% 5/15/13		$ 3,000,000	$ 2,970,000
Wrightwood Capital LLC 9% 6/1/14 (a)		1,000,000	975,000
			3,945,000
Food and Drug Retail - 0.2%
Stater Brothers Holdings, Inc. 8.125% 6/15/12		1,000,000	990,000
Healthcare - 1.6%
Omega Healthcare Investors, Inc.:
7% 4/1/14		2,290,000	2,218,438
7% 1/15/16		1,000,000	962,500
Senior Housing Properties Trust 7.875% 4/15/15		1,395,000	1,433,363
Skilled Healthcare Group, Inc. 11% 1/15/14 (d)		2,310,000	2,483,250
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16		750,000	725,625
6.625% 10/15/14		500,000	488,750
6.75% 6/1/10		780,000	778,050
			9,089,976
Homebuilding/Real Estate - 3.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		750,000	741,563
8.125% 6/1/12		1,475,000	1,515,563
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		1,375,000	1,443,750
Forest City Enterprises, Inc. 6.5% 2/1/17		2,000,000	1,900,000
iStar Financial, Inc. 5.65% 9/15/11		5,000,000	4,903,975
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	957,915
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		2,850,000	2,798,344
Saxon Capital, Inc. 12% 5/1/14 (d)		1,660,000	1,693,200
The Rouse Co. 5.375% 11/26/13		2,100,000	1,921,500
			17,875,810
Hotels - 0.5%
Times Square Hotel Trust 8.528% 8/1/26 (d)		2,607,608	2,998,749

		Principal Amount (c)	Value (Note 1)
Restaurants - 0.8%
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		$ 1,850,000	$ 1,743,625
Trustreet Properties, Inc. 7.5% 4/1/15		3,000,000	2,947,500
			4,691,125
TOTAL NONCONVERTIBLE BONDS (Cost $39,869,601)			39,590,660
Asset-Backed Securities - 10.1%

ABSC NIMS Trust Series 2004-HE1 Class A, 7% 1/17/34		48,128	47,513
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 7.5813% 10/25/34 (d)(f)		2,014,000	1,900,220
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (d)		1,500,000	1,639,220
Argent Securities, Inc. Series 2004-W9 Class M7, 7.8813% 6/26/34 (d)(f)		1,035,000	978,916
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (b)(d)		1,500,000	312,750
Series 1998-A Class F, 7.44% 11/15/14 (b)(d)		1,095,623	0
Cayman ABSC NIMS Trust:
Series 2004-HE2 Class A1, 6.75% 4/25/34 (d)		6,572	6,555
Series 2005-HE2 Class A1, 4.5% 2/25/35 (d)		253,233	248,238
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		1,025,000	1,022,882
Countrywide Home Loans, Inc. Series 2004-11N Class N, 5.25% 4/25/36 (d)		37,446	37,362
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		5,170,000	5,497,830
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		4,100,000	4,403,072
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (d)		1,330,000	1,341,239
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		2,200,000	1,700,937
Series 2004-1A Class H1, 8.35% 1/28/40 (d)(f)		2,150,000	2,161,245
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (d)(f)		1,390,000	1,314,154
Asset-Backed Securities - continued
		Principal Amount (c)	Value (Note 1)
Diversified REIT Trust: - continued
Series 2000-1A Class G, 6.971% 3/8/10 (d)		$ 1,335,000	$ 1,301,905
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 8.585% 11/28/39 (d)(f)		1,000,000	1,011,040
Class F, 10.085% 11/28/39 (d)(f)		1,050,000	1,054,307
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (d)		4,500,000	4,579,622
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 7.1% 7/25/35 (d)(f)		1,700,000	1,690,633
GSAMP Trust:
Series 2004-HE1 Class B3, 9.0813% 5/25/34 (f)		1,305,000	1,275,114
Series 2005-HE3 Class B3, 7.5813% 6/25/35 (f)		1,070,000	938,469
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 6.6313% 8/26/30 (d)(f)		550,000	550,330
Class E, 7.0813% 8/26/30 (d)(f)		1,055,000	1,060,381
Harp High Grade CDO I Ltd. Series 2006-1, 5.602% 7/8/46 (d)(e)(f)		2,140,000	2,075,800
Ipswich Street CDO Series 2006-1, 7.3% 8/6/46 (d)(e)		2,525,000	2,416,173
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		2,905,000	2,905,000
Long Beach Mortgage Loan Trust Series 2005-2 Class B1, 7.8313% 4/25/35 (d)(f)		2,273,000	2,025,412
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,665,000	1,540,125
Park Place Securities NIMS Trust Series 2004-WCW1 Class NOTE, 5.65% 9/25/34 (d)		95,504	95,026
Park Place Securities, Inc.:
Series 2004-WHQ2 Class M10, 7.5813% 2/25/35 (d)(f)		1,943,000	1,803,667
Series 2005-WHQ1 Class M10, 7.5813% 3/25/35 (d)(f)		1,665,000	1,504,098
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		1,000,000	981,484
Taberna Preferred Funding II Ltd./Taberna Preferred Funding II, Inc. Series 2005-2A Class E1, 7.1906% 11/5/35 (d)(f)		2,835,031	2,827,943
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 7.8% 2/5/36 (d)(f)		1,960,000	1,955,100

		Principal Amount (c)	Value (Note 1)
Class E, 9.65% 2/5/36 (d)(f)		$ 500,000	$ 498,750
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (d)		1,460,000	1,397,613
TOTAL ASSET-BACKED SECURITIES (Cost $56,892,185)			58,100,125
Collateralized Mortgage Obligations - 9.4%

Private Sponsor - 8.4%
Banc of America Large Loan, Inc. Series 2003-BBA2 Class L, 9.0306% 11/15/15 (d)(f)		2,905,000	2,885,604
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (d)(f)		669,230	488,954
Class B4, 5.5% 9/25/35 (d)(f)		569,389	295,244
Class B5, 5.5% 9/25/35 (d)(f)		1,055,681	159,672
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(f)		858,868	725,050
Class B4, 6.61% 7/25/32 (d)(f)		1,720,386	1,136,785
Class B5, 6.61% 7/25/32 (d)(f)		607,375	110,406
Series 2002-R2 Class 2B4, 5.2359% 7/25/33 (d)(f)		135,433	60,811
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)		787,833	633,382
Class B4, 5.75% 8/25/43 (d)		447,377	304,745
Class B5, 5.75% 8/25/43 (d)		709,167	112,137
Series 2003-40:
Class B3, 4.5% 10/25/18 (d)		216,981	185,816
Class B4, 4.5% 10/25/18 (d)		86,792	65,508
Class B5, 4.5% 10/25/18 (d)		295,135	94,443
Series 2003-50:
Class B4, 5% 11/25/18 (d)		261,753	207,672
Class B5, 5% 11/25/18 (d)		261,753	123,024
Series 2003-R1:
Class 2B4, 5.1959% 2/25/43 (d)(f)		106,384	46,466
Class 2B5, 5.1959% 2/25/43 (d)(f)		503,187	75,185
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)		749,229	582,635
Series 2003-R3 Class B3, 5.5% 11/25/33 (d)		711,355	547,818
Series 2004-R1:
Class 1B3, 5.5% 11/25/34 (d)(f)		1,076,577	805,894
Class 1B4, 5.5% 11/25/34 (d)(f)		449,828	244,530
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value (Note 1)
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2004-R1:
Class 1B5, 5.5% 11/25/34 (d)(f)		$ 528,258	$ 79,899
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7563% 9/25/19 (d)(f)		183,235	153,861
CS First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		312,972	292,698
Class 4B4, 7% 10/25/17 (d)		94,097	77,800
Class 4B5, 7% 10/25/17 (d)		163,905	57,367
Class 4B6, 7% 10/25/17 (d)		71,975	3,599
Series 2004-5:
Class CB5, 5.064% 8/25/19 (d)(f)		177,870	125,079
Class CB6, 5.064% 8/25/19 (d)(f)		118,583	38,540
Series 2005-10 Class CB5, 5.1924% 11/25/20 (d)(f)		308,118	210,949
Series 2005-2 Class CB4, 5.2164% 3/25/35 (d)(f)		725,428	578,479
Diversified REIT Trust Series 2000-1A:
Class F, 6.971% 3/8/10 (d)		1,170,000	1,172,948
Class H, 6.971% 3/8/10 (d)		1,835,000	1,766,419
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (d)		260,523	235,936
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (d)		602,404	599,768
Class B2, 7% 2/19/30 (d)		516,346	509,892
Class B4, 7% 2/19/30 (d)		63,453	36,957
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B10, 21.28% 10/10/34 (f)		1,459,851	1,526,862
Class B7, 10.78% 10/10/34 (f)		1,415,498	1,422,771
Class B9, 17.28% 10/10/34 (f)		2,336,044	2,421,312
Series 2003-B Class B9, 17.03% 7/10/35 (d)(f)		1,661,290	1,741,754
Series 2005-A Class B6, 7.08% 3/10/37 (d)(f)		786,701	790,215
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (d)		174,667	126,443

		Principal Amount (c)	Value (Note 1)
Resix Finance Ltd.:
floater:
Series 2003-D Class B9, 16.58% 12/10/35 (d)(f)		$ 478,771	$ 498,362
Series 2004-A:
Class B7, 9.33% 2/10/36 (d)(f)		484,112	488,846
Class B9, 14.08% 2/10/36 (d)(f)		788,134	817,043
Series 2004-B:
Class B8, 9.83% 2/10/36 (d)(f)		403,400	409,451
Class B9, 13.33% 2/10/36 (d)(f)		684,617	705,883
Series 2004-C:
Class B7, 8.58% 9/10/36 (d)(f)		2,051,253	2,068,051
Class B8, 9.33% 9/10/36 (d)(f)		1,826,592	1,843,722
Class B9, 12.08% 9/10/36 (d)(f)		683,751	692,941
Series 2005-A:
Class B10, 13.58% 3/10/37 (d)(f)		491,688	496,672
Class B7, 8.08% 3/10/37 (d)(f)		1,475,064	1,469,443
Class B9, 10.83% 3/10/37 (d)(f)		1,713,041	1,707,659
Series 2005-B:
Class B7, 8.18% 6/10/37 (d)(f)		1,767,101	1,756,978
Class B8, 8.98% 6/10/37 (d)(f)		608,668	605,932
Class B9, 10.83% 6/10/37 (d)(f)		589,034	587,962
Series 2005-C:
Class B7, 8.18% 9/10/37 (d)(f)		1,823,336	1,816,663
Class B8, 8.83% 9/10/37 (d)(f)		1,053,373	1,050,610
Class B9, 10.78% 9/10/37 (d)(f)		1,724,242	1,724,742
Series 2005-D Class B7, 9.3306% 12/15/37 (d)(f)		1,686,511	1,704,908
Series 2005-Series 2005-D Class B8, 10.8306% 12/15/37 (d)(f)		1,388,892	1,407,637
Series 2006-A:
Class B7, 8.5806% 3/15/38 (d)(f)		1,072,684	1,072,675
Class B8, 8.9306% 3/15/38 (d)(f)		688,514	692,051
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value (Note 1)
Private Sponsor - continued
Resix Finance Ltd.: - continued
Series 2006-A Class B9, 10.5806% 3/15/38 (d)(f)		$ 429,074	$ 429,068
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (d)		423,510	396,590
TOTAL PRIVATE SPONSOR			48,305,218
U.S. Government Agency - 1.0%
Fannie Mae REMIC Trust:
Series 2001-W3 Subordinate REMIC Pass-Through Certificates:
Class B3, 7% 9/25/41		822,539	718,728
Class B4, 7% 9/25/41		450,460	318,076
Class B5, 7% 9/25/41		951,168	183,100
Series 2002-W1 Subordinate REMIC Pass-Through Certificates:
Class 3B3, 5.1355% 2/25/42 (d)(f)		168,054	111,066
Class 3B5, 5.1355% 2/25/42 (d)(f)		165,731	24,161
Class B4, 6% 2/25/42 (d)		1,181,503	773,045
Class B5, 6% 2/25/42 (d)		488,779	80,649
Series 2002-W6 Subordinate REMIC Pass-Through Certificates Class 3B4, 5.2408% 1/25/42 (d)(f)		133,810	66,741
Series 2003-W1 Subordinate REMIC Pass-Through Certificates:
Class B3, 5.75% 12/25/42		2,387,996	1,902,724
Class B4, 5.75% 12/25/42		1,461,170	890,889
Class B5, 5.75% 12/25/42		1,668,250	263,792
Series 2003-W10 Subordinate REMIC Pass-Through Certificates:
Class 2B4, 5.158% 6/25/43 (f)		387,283	165,517
Class 2B5, 5.158% 6/25/43 (f)		416,783	60,978
TOTAL U.S. GOVERNMENT AGENCY			5,559,466
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,307,261)			53,864,684
Commercial Mortgage Securities - 58.5%

Artesia Mortgage CMBS, Inc. floater Series 1998-C1 Class F, 6.9322% 6/25/30 (d)(f)		4,513,000	4,593,876
Asset Securitization Corp.:
Series 1997-D4:
Class B2, 7.525% 4/14/29		675,000	698,467
Class B5, 7.525% 4/14/29		2,930,925	1,714,591
Series 1997-D5 Class PS1, 1.7254% 2/14/43 (f)(g)		23,539,940	958,436

		Principal Amount (c)	Value (Note 1)
Series 1997-MD7:
Class A3, 7.65% 1/13/30 (f)		$ 2,135,000	$ 2,155,349
Class A4, 7.5884% 1/13/30 (f)		1,018,285	1,007,625
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)		516,618	501,651
Class BWE, 7.226% 10/11/37 (d)		696,954	676,611
Class BWF, 7.55% 10/11/37 (d)		615,805	599,186
Class BWG, 8.155% 10/11/37 (d)		596,162	575,493
Class BWH, 9.073% 10/11/37 (d)		310,702	304,839
Class BWJ, 9.99% 10/11/37 (d)		515,479	505,151
Class BWK, 10.676% 10/11/37 (d)		403,662	397,992
Class BWL, 10.1596% 10/11/37 (d)		680,136	624,100
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(f)		1,650,000	1,290,094
Class L, 4.637% 7/10/42 (d)(f)		1,690,000	1,141,278
Series 2005-4 Class H, 5.3257% 7/10/45 (d)(f)		525,000	467,512
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.6806% 11/15/15 (d)(f)		1,530,000	1,529,000
Series 2005-ESHA Class K, 6.8806% 7/14/08 (d)(f)		3,950,000	3,965,667
Series 2005-MIB1 Class K, 7.0806% 3/15/22 (d)(f)		2,310,000	2,271,867
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 1998-C1 Class F, 6% 6/16/30 (d)		600,000	600,833
Series 1999-C1 Class H, 5.64% 2/14/31 (d)		1,475,030	1,260,908
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (d)		4,696,000	4,896,754
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 3.8689% 8/1/24 (d)(f)		199,479	182,463
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 5.3932% 10/25/22 (d)(f)		209,723	105,029
Capital Trust RE CDO Ltd. floater Series 2005-1A:
Class D, 6.5806% 3/20/50 (d)(f)		750,000	749,325
Class E, 7.1806% 3/20/50 (d)(f)		3,000,000	3,004,010
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value (Note 1)
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class H, 12.83% 12/12/13 (d)(f)		$ 475,497	$ 442,213
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		5,000,000	5,101,411
Class H, 6.34% 5/18/30 (d)		2,000,000	1,742,561
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		4,000,000	4,047,303
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)		7,175,000	7,107,734
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,544,700
Class H, 6% 11/17/32		4,372,000	4,288,776
Commercial Mortgage pass thru certificates Series 2001-J1A:
Class F, 6.958% 2/14/34 (d)		1,480,000	1,546,078
Class G, 7.1692% 2/14/34 (d)(f)		1,200,000	1,259,197
Commercial Mortgage Pass-Through Certificates Series 2001-J2A Class F, 7.1574% 7/16/34 (d)(f)		1,520,000	1,529,485
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.5576% 5/15/23 (d)(f)		2,824,000	2,824,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		2,615,000	2,695,228
CS First Boston Mortgage Securities Corp.:
floater:
Series 1997-C2 Class H, 7.46% 1/17/35 (d)(f)		3,190,000	1,671,279
Series 2004-HC1A Class E, 8.8306% 12/15/21 (d)(f)		1,000,000	1,000,267
Series 1997-C1 Class F, 7.5% 6/20/29 (d)(f)		1,215,000	1,302,886
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		1,400,000	1,498,781
Series 1998-C1 Class F, 6% 5/17/40 (d)		12,000,000	11,615,340
Series 1998-C2:
Class F, 6.75% 11/11/30 (d)		4,000,000	4,183,495
Class G, 6.75% 11/11/30 (d)		1,065,000	1,058,744
Series 2001-CK6 Class NW, 6.08% 8/15/36 (a)		2,011,892	1,036,650
Series 2001-CP4 Class H, 6% 12/15/35 (d)		2,470,000	2,424,307
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(f)		6,026,000	5,281,693
Series 2004-CBN1 Class A, 10.633% 8/15/08 (d)		2,164,753	2,102,419

		Principal Amount (c)	Value (Note 1)
Series 2004-FL1A Class G, 7.6813% 5/15/14 (d)(f)		$ 1,839,700	$ 1,844,489
Series 2004-TF2A Class AX, 1.3535% 11/15/19 (d)(f)(g)		27,167,134	203,754
Series 2004-TFLA Class AX, 0.8867% 2/15/14 (d)(f)(g)		8,831,864	11,481
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31		3,600,000	3,902,557
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31		5,785,000	5,805,961
Series 1998-CG1 Class B4, 7.374% 6/10/31 (d)(f)		3,690,000	3,908,887
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.3682% 3/13/28 (f)		2,105,000	2,224,670
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (d)		2,500,000	2,500,024
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.5768% 4/29/39 (d)(f)		16,709,002	16,949,187
weighted average coupon Series 1997-CHL1 Class D, 7.5768% 4/29/39 (d)(f)		1,765,596	1,765,044
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (d)		3,700,000	3,732,786
GE Commercial Mortgage Corp. Series 2005-C3 Class J, 5.114% 7/10/45 (d)(f)		2,277,000	2,017,190
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		5,000,000	4,795,239
Class F, 6.376% 12/15/14 (d)		2,220,000	2,185,555
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (d)		1,361,000	1,344,305
GMAC Commercial Mortgage Securities, Inc.:
Series 1996-C1 Class G, 5.7% 7/15/10		4,400,000	4,239,813
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		1,745,000	1,779,355
Class F, 6.75% 4/15/29 (f)		7,131,000	6,026,810
Class H, 5.9014% 4/15/29 (f)		7,624,367	2,287,310
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		7,100,000	7,084,084
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (d)(f)		1,000,000	872,500
Series 2005-GG3:
Class J, 4.685% 8/10/42 (d)(f)		900,000	737,372
Class K, 4.685% 8/10/42 (d)(f)		1,700,000	1,410,203
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value (Note 1)
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0019% 7/13/30 (d)(f)		$ 3,736,000	$ 4,106,214
Series 2004-GG2:
Class J, 5.067% 8/1/38 (d)(f)		420,000	351,914
Class K, 5.067% 8/1/38 (d)(f)		720,000	591,902
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		5,000,000	5,133,667
Series 1999-C7:
Class F, 6% 10/15/35 (d)		2,700,000	2,666,044
Class G, 6% 10/15/35 (d)		13,273,000	11,402,303
Class H, 6% 10/15/35 (d)		1,991,000	1,493,250
Class NR, 6% 10/15/35 (d)		6,250,000	1,656,250
Series 1999-C8:
Class G, 6% 7/15/31 (d)		1,075,000	1,061,563
Class H, 6% 7/15/31 (d)		2,045,000	1,557,268
Series 2000-C9 Class G, 6.25% 10/15/32 (d)		1,880,000	1,857,440
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (d)(f)		2,003,000	1,567,348
Class NR, 6% 10/15/32 (d)(f)		2,060,795	1,277,693
Class X, 1.8858% 10/15/32 (d)(f)(g)		26,409,646	787,483
Series 2003-CB7 Class L, 5.173% 1/12/38 (d)(f)		4,096,000	3,264,640
Series 2005-PRKS Class A, 10.075% 1/15/15 (d)(f)		2,290,000	2,319,999
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (d)		2,483,000	670,410
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0402% 4/25/21 (d)(f)		469,846	422,862
LB-UBS Commercial Mortgage Trust:
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	4,473,693
Class P, 5.868% 11/15/33		1,320,000	1,020,745
Series 2002-C1 Class K, 6.428% 3/15/34 (d)		3,751,000	3,740,332
Series 2002-C2 Class M, 5.683% 7/15/35 (d)		950,000	880,012
LB-UBS Westfield Trust Series 2001-WM Class X, 0.7814% 7/14/16 (d)(f)(g)		27,937,747	718,131
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (d)(f)		1,393,000	984,520
Class M, 5.45% 5/28/40 (d)(f)		1,533,000	909,736

		Principal Amount (c)	Value (Note 1)
Merrill Lynch Financial Asset, Inc.:
sequential pay Series 2002-CAN8 Class A1, 4.83% 11/12/34	CAD	87,241	$ 79,481
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	425,059
Class G, 4.384% 7/12/15	CAD	275,000	204,744
Class H, 4.384% 7/12/15	CAD	184,000	119,583
Class J, 4.384% 7/12/15	CAD	275,000	164,191
Class K, 4.384% 7/12/15	CAD	275,000	153,609
Class L, 4.384% 7/12/15	CAD	184,000	96,259
Class M, 4.384% 7/12/15	CAD	772,000	269,238
Series 2005-CA17:
Class E, 4.9723% 11/12/37 (f)	CAD	474,000	389,433
Class F, 4.525% 11/12/37 (f)	CAD	812,000	612,711
Class G, 4.525% 11/12/37 (f)	CAD	846,000	619,470
Class H, 4.525% 11/12/37 (f)	CAD	235,000	153,442
Class J, 4.525% 11/12/37 (f)	CAD	248,000	145,968
Class K, 4.525% 11/12/37 (f)	CAD	261,000	140,248
Class L, 4.525% 11/12/37 (f)	CAD	248,000	124,115
Class M, 4.525% 11/12/37 (f)	CAD	2,057,000	688,300
Merrill Lynch Mortgage Investors, Inc.:
Series 1997-C2 Class F, 6.25% 12/10/29 (f)		2,350,000	2,227,298
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		2,604,000	2,369,640
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (d)		1,975,000	1,883,335
Class J, 5.695% 7/12/34 (d)		700,000	654,014
Series 2004-KEY2 Class J, 5.091% 8/12/39 (d)(f)		1,665,000	1,418,357
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13		645,000	669,509
Class G, 12.349% 10/15/13		465,000	481,202
Class X, 8.0508% 1/15/18 (f)(g)		994,202	366,262
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	1,015,874
Class E, 8.309% 10/15/40 (d)		441,000	417,718
Class F, 10.223% 10/15/40 (d)		772,000	742,841
Class G, 12.933% 10/15/40 (d)		497,000	469,898
Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		1,039,000	984,956
Class E, 8.757% 5/20/44 (d)		738,000	704,950
Class F, 10.813% 5/20/44 (d)		479,000	462,365
Class G, 10% 5/20/44 (d)		673,000	538,321
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value (Note 1)
Morgan Stanley Capital I, Inc.:
Series 1997-HF1 Class G, 6.86% 7/15/29 (d)		$ 2,010,000	$ 2,019,144
Series 1997-RR Class G1, 7.6411% 4/30/39 (d)(f)		4,963,619	1,077,850
Series 1998-CF1 Class F, 7.35% 7/15/32 (d)		2,020,000	1,754,192
Series 1998-HF2:
Class F, 6.01% 11/15/30 (d)		5,935,000	5,967,099
Class G, 6.01% 11/15/30 (d)		8,985,745	9,018,009
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,106,170	1,226,186
Class N, 6.54% 3/15/32 (d)		1,196,930	191,883
Morgan Stanley Dean Witter Capital I Trust Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		773,000	769,377
Mortgage Capital Funding, Inc. Series 1997-MC2 Class F, 7.214% 11/20/27 (d)		9,381,364	9,549,676
Nationslink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (d)		6,500,000	6,705,985
Class G, 5% 8/20/30 (d)		1,315,000	1,176,158
Series 1999-1 Class H, 6% 1/20/31 (d)		1,340,000	1,300,332
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		7,453,000	7,483,173
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class M, 7.9% 11/15/26 (d)		5,862,000	6,331,070
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 7.0415% 2/15/13 (d)(f)		3,765,000	3,983,942
Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		4,130,000	4,077,136
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 8.77% 1/15/19 (d)(f)		460,203	575
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 1999-C1 Class H, 7% 5/18/32 (d)(f)		2,500,000	2,655,865
Series 2000-NL1 Class H, 7.0136% 10/15/30 (d)(f)		2,900,000	2,908,043
Series 2000-C3 Class X, 1.65% 12/18/33 (d)(f)(g)		30,259,240	1,364,005
TERRA LNR I Series 2006-G, 7.0506% 6/15/17 (d)(f)		475,743	475,743

		Principal Amount (c)	Value (Note 1)
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class 175C, 6.0432% 10/15/41 (d)(f)		$ 1,250,000	$ 1,077,188
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1997% 10/18/31 (d)(f)		5,163,000	5,399,011
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $308,780,098)			335,930,682
Common Stocks - 0.1%
	Shares
Homebuilding/Real Estate - 0.1%
New Century Financial Corp. (Cost $945,400)	16,300	759,091
Preferred Stocks - 7.0%

Convertible Preferred Stocks - 0.8%
Homebuilding/Real Estate - 0.8%
Equity Office Properties Trust Series B, 5.25%	44,300	2,267,274
Glenborough Realty Trust, Inc. Series A, 7.75%	44,029	1,098,964
Windrose Medical Properties Trust 7.50%	40,000	990,000
		4,356,238
Nonconvertible Preferred Stocks - 6.2%
Banks and Thrifts - 0.6%
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	66,000	1,676,400
MFH Financial Trust I 9.50% (d)	16,845	1,722,401
		3,398,801
Homebuilding/Real Estate - 5.1%
Accredited Mortgage Loan Trust Series A, 9.75%	17,600	450,208
American Home Mortgage Investment Corp.:
Series A, 9.375%	65,000	1,719,250
Series B, 9.25%	15,000	381,000
Annaly Mortgage Management, Inc. Series A, 7.875%	81,700	1,935,473
Anthracite Capital, Inc. Series C, 9.375%	300	7,710
Anworth Mortgage Asset Corp. Series A, 8.625%	49,000	1,198,050
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	435,435
Series R, 10.00%	10,500	263,550
Series T, 8.00%	103,000	2,585,300
Series U, 7.75%	16,000	396,640
CBL & Associates Properties, Inc. Series B, 8.75%	5,200	266,916
Cedar Shopping Centers, Inc. 8.875%	46,400	1,211,040
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
Homebuilding/Real Estate - continued
CenterPoint Properties Trust Series D, 5.377%	2,775	$ 2,053,500
Hersha Hospitality Trust Series A, 8.00%	38,676	947,175
Impac Mortgage Holdings, Inc. Series C, 9.125%	50,000	1,150,000
iStar Financial, Inc. Series I, 7.50%	30,000	727,500
Mid-America Apartment Communities, Inc. Series H, 8.30%	103,000	2,622,380
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	15,800	797,900
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	42,200	1,082,430
(depositary shares) Series L, 7.60%	44,000	1,115,400
RAIT Investment Trust:
Series A, 7.75%	39,200	932,960
Series B, 8.375%	41,005	1,025,125
Strategic Hotel & Resorts, Inc.:
8.25%	88,000	2,244,000
Series C, 8.25%	22,820	569,815
Taubman Centers, Inc. Series G, 8.00%	40,000	1,032,000
The Mills Corp.:
Series B, 9.00%	100	2,345
Series C, 9.00%	25,580	601,897
Series E, 8.75%	59,450	1,403,020
		29,158,019
Hotels - 0.5%
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	976,000
Innkeepers USA Trust Series C, 8.00%	35,000	871,150
Red Lion Hotels Capital Trust 9.50%	45,000	1,187,100
		3,034,250
TOTAL NONCONVERTIBLE PREFERRED STOCKS		35,591,070
TOTAL PREFERRED STOCKS (Cost $39,503,174)		39,947,308
Floating Rate Loans - 2.3%
	Principal Amount (c)
Diversified Financial Services - 0.0%
Newkirk Master LP Tranche B, term loan 6.8338% 8/11/08 (f)	$ 61,698	61,852
Homebuilding/Real Estate - 1.8%
Capital Automotive (REIT) Tranche B, term loan 6.78% 12/16/10 (f)	999,951	1,003,700
General Growth Properties, Inc. Tranche A1, term loan 6.34% 2/24/10 (f)	2,000,000	1,982,500
Lion Gables Realty LP term loan 6.8349% 9/30/06 (f)	215,710	215,710

	Principal Amount (c)	Value (Note 1)
LNR Property Corp.:
Tranche A, term loan 9.54% 2/3/08 (f)	$ 607,680	$ 607,795
Tranche B, term loan 8.0417% 2/3/08 (f)	2,516,628	2,516,628
Maguire Properties, Inc. Tranche B, term loan 6.83% 3/15/10 (f)	405,556	406,569
MDS Realty Holdings LLC:
Tranche M1, term loan 7.3191% 1/8/08 (f)	1,476,082	1,476,082
Tranche M3, term loan 8.5691% 1/8/08 (f)	1,610,272	1,610,272
Trizec Properties, Inc. term loan 6.525% 5/2/07 (f)	450,000	449,438
		10,268,694
Super Retail - 0.5%
The Pep Boys - Manny, Moe & Jack term loan 8.21% 1/27/11 (f)	40,000	40,500
Toys 'R' US, Inc. term loan 8.0225% 12/9/08 (f)	3,000,000	3,000,000
		3,040,500
TOTAL FLOATING RATE LOANS (Cost $13,382,808)		13,371,046
Preferred Securities - 1.3%

Homebuilding/Real Estate - 1.3%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 19.8256% 12/28/35 (d)(f)	3,000,000	3,299,076
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 14.3948% 6/28/38 (d)(f)	2,730,000	3,357,976
Crest G-Star Ltd. Series 2001-2A Class PS, 24.8584% 2/25/32 (d)(f)	1,100,000	1,075,746
TOTAL PREFERRED SECURITIES (Cost $7,008,240)		7,732,798
Cash Equivalents - 5.4%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations), in a joint trading account at 4.92%, dated 5/31/06 due 6/1/06 (Cost $30,878,000)	$ 30,882,223	$ 30,878,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $550,566,767)		580,174,394
NET OTHER ASSETS - (1.0)%		(5,476,831)
NET ASSETS - 100%		$ 574,697,563
Currency Abbreviation
CAD - Canadian dollar
Legend

(a) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,011,650 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CS First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 1,048,063
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$ 1,000,000
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $389,446,003 or 67.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $30,878,000) - See accompanying schedule: Unaffiliated issuers (cost $550,566,767)		$ 580,174,394
Cash		67,280
Receivable for investments sold		1,439,923
Receivable for fund shares sold		13,000,000
Dividends receivable		129,803
Interest receivable		3,454,027
Prepaid expenses		1,217
Total assets		598,266,644

Liabilities
Payable to custodial bank	$ 5,664
Payable for investments purchased Regular delivery	4,598
Delayed delivery	4,514,698
Payable for fund shares redeemed	18,000,000
Distributions payable	537,185
Accrued management fee	343,994
Other affiliated payables	29,226
Other payables and accrued expenses	133,716
Total liabilities		23,569,081

Net Assets		$ 574,697,563
Net Assets consist of:
Paid in capital		$ 532,057,228
Undistributed net investment income		7,616,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,416,253
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,607,755
Net Assets, for 52,147,538 shares outstanding		$ 574,697,563
Net Asset Value, offering price and redemption price per share ($574,697,563 ÷ 52,147,538 shares)		$ 11.02

Statement of Operations

	Six months ended May 31, 2006

Investment Income
Dividends		$ 1,888,402
Interest (including $58,484 from affiliated interfund lending)		25,910,432
Total income		27,798,834

Expenses
Management fee	$ 1,991,418
Transfer agent fees	41,985
Accounting fees and expenses	124,502
Independent trustees' compensation	1,079
Custodian fees and expenses	12,660
Registration fees	80
Audit	99,829
Legal	1,612
Miscellaneous	2,623
Total expenses before reductions	2,275,788
Expense reductions	(13,116)	2,262,672
Net investment income		25,536,162
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,846,099
Foreign currency transactions	9,311
Total net realized gain (loss)		1,855,410
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,165,781)
Assets and liabilities in foreign currencies	5,079
Total change in net unrealized appreciation (depreciation)		(12,160,702)
Net gain (loss)		(10,305,292)
Net increase (decrease) in net assets resulting from operations		$ 15,230,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2006	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,536,162	$ 33,265,371
Net realized gain (loss)	1,855,410	3,746,115
Change in net unrealized appreciation (depreciation)	(12,160,702)	4,139,406
Net increase (decrease) in net assets resulting from operations	15,230,870	41,150,892
Distributions to shareholders from net investment income	(26,420,548)	(35,149,838)
Distributions to shareholders from net realized gain	(5,493,149)	(6,534,775)
Total distributions	(31,913,697)	(41,684,613)
Share transactions Proceeds from sales of shares	65,919,704	90,074,644
Reinvestment of distributions	27,493,195	36,186,031
Cost of shares redeemed	(25,490,000)	(8,237,713)
Net increase (decrease) in net assets resulting from share transactions	67,922,899	118,022,962
Total increase (decrease) in net assets	51,240,072	117,489,241

Net Assets
Beginning of period	523,457,491	405,968,250
End of period (including undistributed net investment income of $7,616,327 and undistributed net investment income of $8,500,713, respectively)	$ 574,697,563	$ 523,457,491
Other Information Shares
Sold	5,940,257	8,036,973
Issued in reinvestment of distributions	2,471,723	3,220,115
Redeemed	(2,304,534)	(737,782)
Net increase (decrease)	6,107,446	10,519,306

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2006	2005	2004	2003 G	2002 G	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.43	$ 10.96	$ 10.47	$ 10.05	$ 9.59
Income from Investment Operations
Net investment income D	.512	.787	.947	.885	.937 F	.778
Net realized and unrealized gain (loss)	(.202)	.186	.881	.503	.409 F	.585
Total from investment operations	.310	.973	1.828	1.388	1.346	1.363
Distributions from net investment income	(.540)	(.853)	(.848)	(.828)	(.926)	(.903)
Distributions from net realized gain	(.120)	(.180)	(.510)	(.070)	-	-
Total distributions	(.660)	(1.033)	(1.358)	(.898)	(.926)	(.903)
Net asset value, end of period	$ 11.02	$ 11.37	$ 11.43	$ 10.96	$ 10.47	$ 10.05
Total Return B, C	2.81%	9.00%	18.26%	13.81%	14.05%	14.69%
Ratios to Average Net Assets E
Expenses before reductions	.83% A	.82%	.82%	.83%	.84%	.83%
Expenses net of fee waivers, if any	.83% A	.82%	.82%	.83%	.84%	.83%
Expenses net of all reductions	.82% A	.82%	.81%	.81%	.83%	.81%
Net investment income	9.27% A	7.01%	8.75%	8.25%	9.17% F	7.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 574,698	$ 523,457	$ 405,968	$ 308,416	$ 402,365	$ 314,308
Portfolio turnover rate	18% A	18%	27%	27%	32%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G As the result of a correction made in the calculation of accretion of discount for certain securities, an accounting policy first adopted in the year ended November 30, 2002, amounts previously reported for that year have been reclassified. This correction had no material effect on the results of operations for the year ended November 30, 2003. The impact for 2002 is a decrease in net investment income per share of $.055 and a corresponding increase in net realized and unrealized gain. The ratio of net investment income to average net assets decreased from previously reported 9.70% to 9.17%. The reclassification has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006

1. Significant Accounting Policies.

Fidelity Real Estate High Income Fund (the fund) is a non-diversified fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Bond funds contain interest rate risk (as interest rates rise bond prices usually fall), the risk of issuer default, and inflation risk. Lower quality debt securities involve greater risk of default or price changes due to potential changes in the credit quality of the issuer. Changes in real estate values or economic conditions can have a positive or negative effect on issuers in the real estate industry, which may affect the fund.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The fund follows the provisions of Emerging Issues Task Force Issue No. 99-20 (EITF 99-20), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99-20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 38,569,480
Unrealized depreciation	(8,882,345)
Net unrealized appreciation (depreciation)	$ 29,687,135
Cost for federal income tax purposes	$ 550,487,259

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $89,354,759 and $48,390,580, respectively.

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4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $81 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 16,669,385	4.86%

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $523 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $611 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $9,889 and $2,616, respectively.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 34% of the total outstanding shares of the fund.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series IV) at May 31, 2006 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 24, 2006

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate High Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

REHI-USAN-0706
1.786816.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 28, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 28, 2006